Cover Page	12 Months Ended
May 31, 2023
Cover [Abstract]
Document Type	POS AM
Entity Registrant Name	CytoDyn Inc.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001175680
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1